FINANCIAL INSTRUMENTS (Details 15) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	$ 1,814,594	$ 1,148,473
Non-current financial liabilities at amortised cost	7,958,661	6,266,267
Financial liabilities at amortised cost	9,773,255	7,414,740
Other financial liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	706,093	336,088
Non-current financial liabilities at amortised cost	6,921,787	5,532,611
Financial liabilities at amortised cost	7,627,880	5,868,699
Lease liabilities [member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	55,823	55,851
Non-current financial liabilities at amortised cost	959,237	672,139
Financial liabilities at amortised cost	1,015,060	727,990
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	1,043,241	745,971
Non-current financial liabilities at amortised cost	53,713	35,310
Financial liabilities at amortised cost	1,096,954	781,281
Accounts payable to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Current financial liabilities at amortised cost	9,437	10,563
Non-current financial liabilities at amortised cost	23,924	26,207
Financial liabilities at amortised cost	$ 33,361	$ 36,770